Cover	Oct. 01, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 01, 2026
Entity Registrant Name	Phillips Edison & Company, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-40594
Entity Tax Identification Number	27-1106076
Entity Address, Address Line One	11501 Northlake Drive
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45249
City Area Code	(513)
Local Phone Number	554-1110
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock$0.01 par value per share
Trading Symbol	PECO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001476204
Amendment Flag	false